Receivables from/Payables to Broker-Dealers and Clearing Organizations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Summary of receivables from and payables to brokers-dealers and clearing organizations

	June 30,	December 31,
(in thousands)	2015	2014
Assets
Due from prime brokers	$265,075	$67,556
Deposits with clearing organizations	33,790	29,595
Net equity with futures commission merchants	168,897	155,060
Unsettled trades	49,764	55,929
Securities failed to deliver	173,637	79,512
Total receivables from broker-dealers and clearing organizations	$691,163	$387,652
Liabilities
Due to prime brokers	$25,436	$313,623
Net equity with futures commission merchants	52,614	60,973
Unsettled trades	474,013	311,322
Securities failed to receive	16,396	285
Total payables to broker-dealers and clearing organizations	$568,459	$686,203

Virtu Financial, LLC and subsidiaries
Summary of receivables from and payables to brokers-dealers and clearing organizations

	December 31,
(in thousands)	2014	2013
Assets
Due from prime brokers	$67,556	$75,866
Deposits with clearing organizations	29,595	37,692
Net equity with futures commission merchants	155,060	112,807
Unsettled trades	55,929	94,967
Securities failed to deliver	79,512	106,409
Total receivables from broker-dealers and clearing organizations	$387,652	$427,741
Liabilities
Due to prime brokers	$313,623	$247,485
Net equity with futures commission merchants	60,973	151,035
Unsettled trades	311,322	131,491
Securities failed to receive	285	218
Total payables to broker-dealers and clearing organizations	$686,203	$530,229